Document and Entity Information	Jun. 20, 2019
Prospectus:
Document Type	497
Document Period End Date	Jun. 20, 2019
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Jun. 20, 2019
Document Effective Date	Jun. 20, 2019
Prospectus Date	Aug. 28, 2018
AllianzGI NFJ Mid-Cap Value Fund | A
Prospectus:
Trading Symbol	PQNAX
AllianzGI NFJ Mid-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	PRAAX
AllianzGI NFJ Mid-Cap Value Fund | C
Prospectus:
Trading Symbol	PQNCX
AllianzGI NFJ Mid-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	PRNIX
AllianzGI NFJ Mid-Cap Value Fund | R
Prospectus:
Trading Symbol	PRNRX
AllianzGI NFJ Mid-Cap Value Fund | P
Prospectus:
Trading Symbol	ANRPX
AllianzGI NFJ Mid-Cap Value Fund | Class T
Prospectus:
Trading Symbol	ANRTX
AllianzGI NFJ Mid-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	ANPRX